UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END:  OCTOBER 31, 2014

                  DATE OF REPORTING PERIOD:  OCTOBER 31, 2014

EXPLANATORY NOTE

The following changes were made within Item 4 of the October 31, 2014 The Advisors' Inner Circle Fund II Form N-CSR/A Filing for Cardinal:

The amount listed was corrected in response to Item 4(g).

ITEM 1.       REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II

                                 [LOGO OMITTED]

                         CARDINAL SMALL CAP VALUE FUND

                        ANNUAL REPORT | OCTOBER 31, 2014














                              INVESTMENT ADVISER:
                      CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter .........................................................   1
Schedule of Investments ....................................................   4
Statement of Assets and Liabilites .........................................   7
Statement of Operations ....................................................   8
Statement of Changes in Net Assets .........................................   9
Financial Highlights .......................................................  10
Notes to Financial Statements ..............................................  11
Report of Independent Registered Public Accounting Firm. ...................  19
Disclosure of Fund Expenses ................................................  20
Trustees and Officers of The Advisors' Inner Circle Fund II ................  22












The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

We are pleased to share with you the Annual Report for the Cardinal Small Cap Value Fund (the "Fund") for the period April 1, 2014 (Inception Date) through October 31, 2014. The report contains information on the holdings of the Fund, along with financial highlights and a Statement of Operations.

Since inception, the Fund returned -0.70% while the Russell 2000 Value Index decreased -1.01% . During this period, the U.S. economy rebounded from the significant weakness experienced in the first quarter of the year as employers added jobs at a healthy pace and most measures of business activity and confidence were positive. Although employers have added jobs at a moderate pace and the unemployment rate has continued to decline, there continues to be no tightness in the labor market as wages remain stagnant and the participation rate continues to erode. Other measures of global business activity were also mixed with U.S. consumer credit strong, U.S. housing lackluster, European economies weak and Asian economies slowing. However, the Federal Reserve remains on track to end quantitative easing by year-end and expects to start raising short-term interest rates in 2015 if conditions improve. This decision remains data dependent, and as inflation is low and apt to remain so there is little reason for the Federal Reserve to raise rates aggressively. Record share buybacks, significant M&A activity and a surprisingly strong IPO market have all helped to support the stock market.

During this period, the Fund modestly outpaced its benchmark's decline primarily due to strong stock selection within the energy, consumer discretionary and information technology sectors. Within energy, Cardinal's investments were slightly down compared to the energy sector's decline of more than 27% which was driven by declining crude oil prices. Specifically, shares of Bonanza Creek Energy, an E&P company focused on the Niobrara, were flat as the company announced a significant acquisition that doubled its acreage in the Niobrara and favorable well results which have improved visibility for increased production. Within consumer discretionary, the share price of Gentherm, a developer of heated and cooled automobile seats, continued to appreciate as the company reported strong results and investors recognized the company's continued penetration of the automobile. Within information technology, shares of InterDigital rose sharply after the company signed a ten-year $800 million patent license agreement with Samsung which resolved all disputes between the parties.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

Mitigating these contributors was less favorable stock selection within the health care sector. Specifically, the share prices of Trinity Biotech declined as investors became impatient with the pace of progress on a regulatory review of a new diagnostic test. The negative sentiment for this Ireland-domiciled company was compounded by political actions taken by the U.S. Government to make mergers with foreign domiciled companies less financially attractive.

Our outlook for the equity market remains cautiously optimistic. Economic growth should remain moderate with the normal puts and takes of any quarterly period. We do expect short term interest rates to begin to rise, but note that even with any rise; rates in 2015 should still remain low by historical standards. With a recent dollar strength forecast to continue, U.S. companies may find foreign exchange rates being a headwind to results and contribute to some unevenness in earnings. Stocks remain attractive relative to fixed income alternatives and small cap stocks have, with their pullback last quarter, been brought more into line with long term valuation averages. M&A activity has surged this year and is still up strongly even when excluding tax inversion-type deals. Managements of our portfolio companies continue to actively deploy their free cash flow through share repurchases, dividends and opportunistic acquisitions.











                        DEFINITION OF COMPARATIVE INDEX

RUSSELL 2000 VALUE INDEX measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

  Comparison of Change in the Value of a $1,000,000 investment in the Cardinal Small Cap Value Fund, Institutional Class Shares, versus the Russell 2000 Value
                                     Index

--------------------------------------------------------------------------------
                                           AVERAGE ANNUAL RETURN TOTAL
                                        FOR PERIOD ENDED OCTOBER 31, 2014*
                                          Cumulative Inception to Date**
--------------------------------------------------------------------------------
     Institutional Class Shares                     -0.70%
     Russell 2000 Value Index                       -1.01%
--------------------------------------------------------------------------------

                  [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]


                                                        4/01/14        10/31/14
--------------------------------------------------------------------------------
Institutional Class Shares                             $1,000,000      $993,000
Russell 2000 Value Index                               $1,000,000      $989,934

* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.
**   THE FUND COMMENCED OPERATIONS ON APRIL 1, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

29.3% Financials
17.2% Information Technology
13.4% Industrials
12.1% Consumer Discretionary
8.6% Short-Term Investment
6.5% Health Care
5.4% Materials
4.9% Energy
1.7% Consumer Staples
0.9% Telecommunication Services

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.4%+
--------------------------------------------------------------------------------

                                                  SHARES           VALUE
                                                  ------           -----
CONSUMER DISCRETIONARY -- 12.8%
  Cinemark Holdings ............................   2,240         $ 79,117
  Del Frisco's Restaurant Group* ...............   2,300           53,406
  Krispy Kreme Doughnuts* ......................   5,300          100,276
  LIN Media, Cl A* .............................   5,825          139,392
  MDC Partners, Cl A ...........................   9,660          199,962
  Motorcar Parts of America* ...................     600           17,424
  Performance Sports Group* ....................   4,200           72,366
  Popeyes Louisiana Kitchen* ...................     600           27,810
  Six Flags Entertainment ......................   4,190          168,857
                                                                  -------
                                                                  858,610
                                                                  -------
CONSUMER STAPLES -- 1.8%
  Calavo Growers ...............................   1,850           89,799
  Lancaster Colony .............................     350           32,022
                                                                  -------
                                                                  121,821
                                                                  -------
ENERGY -- 5.2%
  Bonanza Creek Energy* ........................   2,375          107,445
  Triangle Petroleum* ..........................   8,880           68,820
  World Fuel Services ..........................   4,150          171,146
                                                                  -------
                                                                  347,411
                                                                  -------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES           VALUE
                                                  ------           -----
FINANCIALS -- 30.9%
   BGC Partners, Cl A ..........................   8,250        $  69,960
   Bluerock Residential Growth, Cl A REIT ......  10,500          128,625
   Cardinal Financial ..........................   4,150           79,680
   Columbia Banking System .....................   4,430          123,065
   EPR Properties REIT .........................   1,975          110,797
   Hersha Hospitality Trust, Cl A REIT ........   19,350          141,062
   Howard Hughes* ..............................   1,520          224,018
   Medical Properties Trust REIT ...............  13,225          178,405
   Nelnet, Cl A ................................   1,700           80,903
   PacWest Bancorp .............................   5,013          213,855
   Physicians Realty Trust REIT ................   6,100           93,574
   Regional Management* ........................   3,000           34,980
   Starwood Property Trust REIT ................   3,500           78,960
   Starwood Waypoint Residential Trust REIT ....   1,335           34,950
   Two Harbors Investment REIT .................  13,875          140,554
   United Financial Bancorp ....................   9,751          136,806
   Winthrop Realty Trust REIT ..................  13,250          207,098
                                                                ---------
                                                                2,077,292
                                                                ---------
HEALTH CARE -- 6.9%
   Globus Medical, Cl A* .......................   5,230          115,949
   Ligand Pharmaceuticals* .....................   3,950          218,317
   Omnicell* ...................................   1,130           36,510
   Trinity Biotech ADR .........................   5,225           90,915
                                                                ---------
                                                                  461,691
                                                                ---------
INDUSTRIALS -- 14.1%
   CBIZ* .......................................  18,000          166,140
   Kaman .......................................   4,570          196,784
   KAR Auction Services ........................   7,625          231,495
   Roadrunner Transportation Systems* ..........   7,300          150,453
   Teledyne Technologies* ......................   1,995          206,742
                                                                ---------
                                                                  951,614
                                                                ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES           VALUE
                                                  ------           -----

INFORMATION TECHNOLOGY -- 18.1%
   ACI Worldwide* ..............................   9,092        $ 174,930
   Atmel* ......................................  11,500           85,330
   Belden ......................................     600           42,714
   Convergys . .................................   8,425          169,932
   IAC .........................................   2,175          147,226
   InterDigital ................................   4,270          211,066
   j2 Global ...................................   3,200          173,088
   PDF Solutions* ..............................   5,450           70,687
   Progress Software* ..........................   4,550          117,845
   Synaptics* ..................................     400           27,372
                                                                ---------
                                                                1,220,190
                                                                ---------
MATERIALS -- 5.7%
   Innospec ....................................   3,335          134,634
   Silgan Holdings. ............................   4,430          217,779
   US Antimony* ................................  30,035           33,038
                                                                ---------
                                                                  385,451
                                                                ---------
TELECOMMUNICATION SERVICES -- 0.9%
   Boingo Wireless* ............................   4,790           33,578
   Premiere Global Services* ...................   2,700           28,269
                                                                ---------
                                                                   61,847
                                                                ---------
   TOTAL COMMON STOCK
     (Cost $6,511,039) .........................                6,485,927
                                                                ---------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 9.0%
--------------------------------------------------------------------------------
  SEI Daily Income Trust Government Fund, 0.020%
     (Cost $607,668) ........................... 607,668          607,668
                                                               ----------

TOTAL INVESTMENTS -- 105.4%
     (Cost $7,118,707) .........................               $7,093,595
                                                               ==========


     PERCENTAGES ARE BASED ON NET ASSETS OF $6,727,139.
*    NON-INCOME PRODUCING SECURITY.
+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A)  THE REPORTING RATE IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2014.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value (Cost $7,118,707) ......................    $ 7,093,595
Receivable for Investment Securities Sold ....................         23,142
Deferred Offering Costs (See Note 2) .........................         14,658
Receivable due from Adviser ..................................         12,282
Dividend Receivable ..........................................          3,661
Prepaid Expenses .............................................          1,884
                                                                  -----------
   TOTAL ASSETS ..............................................      7,149,222
                                                                  -----------
LIABILITIES:
Payable for Investment Securities Purchased ..................        356,104
Audit Fees Payable ...........................................         22,792
Payable due to Administrator .................................          9,342
Offering Costs Payable .......................................          7,123
Legal Fees Payable ...........................................          5,833
Chief Compliance Officer Fees Payable ........................          2,476
Payable due to Trustees ......................................          2,454
Other Accrued Expenses and Other Payables ....................         15,959
                                                                  -----------
   TOTAL LIABILITIES .........................................        422,083
                                                                  -----------
Net Assets ...................................................    $ 6,727,139
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in Capital ..............................................    $ 6,713,600
Undistributed Net Investment Income. .........................         26,402
Accumulated Net Realized Gain on Investments ................          12,249
Net Unrealized Depreciation on Investments ..................         (25,112)
                                                                  -----------
NET ASSETS ...................................................    $ 6,727,139
                                                                  ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE-
INSTITUTIONAL CLASS SHARES ($6,727,139 / 677,675 shares) .....    $      9.93
                                                                  ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     CARDINAL SMALL CAP VALUE
                                                       FUND FOR THE PERIOD ENDED
                                                       OCTOBER 31, 2014*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends . ..................................................      $  59,022
Less: Foreign Taxes Withheld .................................           (751)
                                                                    ----------
   TOTAL INVESTMENT INCOME ...................................         58,271
                                                                    ----------
EXPENSES:
Administration Fees ..........................................         64,493
Investment Advisory Fees .....................................         23,895
Trustees' Fees ...............................................          4,375
Chief Compliance Officer Fees ................................          4,333
Offering Costs ...............................................         31,512
Audit Fees ...................................................         22,792
Legal Fees ...................................................         22,500
Printing Fees ................................................         16,000
Transfer Agent Fees ..........................................         13,053
Custodian Fees ...............................................          2,941
Registration and Filing Fees .................................          1,278
Other Expenses ...............................................          4,360
                                                                    ----------
   TOTAL EXPENSES ............................................        211,532
                                                                    ----------
Less:
   Waiver of Investment Advisory Fees ........................        (23,895)
   Reimbursement by Adviser ..................................       (153,345)
                                                                    ----------
   NET EXPENSES ..............................................         34,292
                                                                    ----------
NET INVESTMENT INCOME ........................................         23,979
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS .............................         14,672
                                                                    ----------
NET UNREALIZED DEPRECIATION ON INVESTMENTS ...................        (25,112)
                                                                    ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..............        (10,440)
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $  13,539
                                                                    ==========

*    COMMENCED OPERATIONS ON APRIL 1, 2014.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                               OCTOBER 31, 2014*
                                                               -----------------
OPERATIONS:
   Net Investment Income ......................................    $    23,979
   Net Realized Gain on Investments ...........................         14,672
   Net Unrealized Depreciation on Investments .................        (25,112)
                                                                   -------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......         13,539
                                                                   -------------
CAPITAL SHARE TRANSACTIONS: (1)
    INSTITUTIONAL CLASS SHARES:
      Issued ..................................................      6,713,600
                                                                   -------------
   INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS
   SHARES TRANSACTIONS                                               6,713,600
                                                                   -------------
   NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS .........      6,713,600
                                                                   -------------
   TOTAL INCREASE IN NET ASSETS ...............................      6,727,139
                                                                   -------------
NET ASSETS:
   Beginning of Period ........................................             --
                                                                   -------------
   End of Period (undistributed net investment income
   of $26,402) ................................................    $ 6,727,139
                                                                   =============

*    COMMENCED OPERATIONS ON APRIL 1, 2014.
(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                              PERIOD ENDED
INSTITUTIONAL CLASS SHARES                                  OCTOBER 31, 2014(++)
                                                            -----------------

Net Asset Value, Beginning of Period                              $ 10.00
                                                                  --------
Income (Loss) from Investment Operations:
     Net Investment Income*                                          0.04
     Net Realized and Unrealized Loss                               (0.11)
                                                                  --------
     Total from Investment Operations                               (0.07)
                                                                  --------

Net Asset Value, End of Period                                    $  9.93
                                                                  ========
TOTAL RETURN+                                                       (0.70)%
                                                                  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                             $ 6,727
Ratio of Expenses to Average Net Assets                              1.00%++
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Reimbursements)                             6.19%++
Ratio of Net Investment Income to Average Net Assets                 0.70%++
Portfolio Turnover Rate^                                               28%


*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.
++   ANNUALIZED.
^    PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.
(++) COMMENCED OPERATIONS ON APRIL 1, 2014.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the "Fund"). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     USE OF ESTIMATES -- The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     As of October 31, 2014, there were no securities valued in accordance with the fair value procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

     o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2014, all of the Fund's investments were Level 1. For details of the investment classification, reference the Schedule of Investments. For the period ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. For the period ended October 31, 2014, there were no Level 3 securities.

     For the period ended October 31, 2014, there have been no significant changes to the Fund's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

     DEFERRED OFFERING COSTS -- Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelvemonths from inception of the Fund. As of October 31, 2014, the remaining amount still to be amortized for the Fund was $14,658.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next 500 million and 0.06% of any amount above $1 billion of the Fund's average daily net assets, subject to an annual minimum fee of $110,000 plus an additional fee of $15,000 for each additional class of shares.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets. The Adviser has contractually agreed (effective April 1, 2014) to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until May 31, 2015. This Agreement may be terminated: (i) by the Board, for any reason at any time; or
(ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of October 31, 2014, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $177,240, expiring in 2017.

6. SHARE TRANSACTIONS:
                                                                 PERIOD ENDED
                                                               OCTOBER 31, 2014*
                                                               -----------------
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES
  Issued .......................................................   677,675
                                                                   -------
  NET INSTITUTIONAL CLASS SHARES CAPITAL SHARE TRANSACTIONS ....   677,675
                                                                   -------
  NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...   677,675
                                                                   =======

*    COMMENCED OPERATIONS ON APRIL 1, 2014.

7. INVESTMENT TRANSACTIONS:

For the period ended October 31, 2014, the Fund made purchases of $8,112,774 and sales of $1,613,984 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to REIT adjustment have been reclassified to (from) the following accounts:

                    UNDISTRIBUTED       ACCUMULATED
                    NET INVESTMENT      NET REALIZED
                    INCOME (LOSS)       GAIN (LOSS)
                    --------------      ------------
                       $ 2,423           $ (2,423)

These reclassifications had no impact on net assets or net asset value per share.

As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income .............  $  47,750
     Unrealized Depreciation ...................    (34,211)
                                                  ---------
     Total Distributable Earnings ..............  $  13,539
                                                  =========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2014, were as follows:


                      AGGREGATE GROSS      AGGREGATE GROSS
                        UNREALIZED           UNREALIZED         NET UNREALIZED
FEDERAL TAX COST       APPRECIATION         DEPRECIATION        DEPRECIATION
----------------      ---------------      ---------------      --------------
 $ 7,127,806             $ 292,840           $ (327,051)          $ (34,211)


The temporary book to tax differences primarily consist of wash sales.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

9. OTHER:

At October 31, 2014, 99.9% of Institutional Class Shares total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. SUBSEQUENT EVENTS:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund II and the Shareholders of
Cardinal Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cardinal Small Cap Value Fund (one of the portfolios constituting The Advisors' Inner Circle Fund II, hereafter referred to as the "Fund") at October 31,2014, and the results of its operations, the changes in its net assets and the financial highlights for the period April 1, 2014 (commencement of operations) through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 24, 2014

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

                                BEGINNING     ENDING                   EXPENSES
                                 ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                  VALUE        VALUE       EXPENSE      DURING
                                 5/01/14      10/31/14      RATIOS      PERIOD*
--------------------------------------------------------------------------------
CARDINAL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares    $ 1,000.00    $ 1,026.90       1.00%      $ 5.11

HYPOTHETICAL 5% RETURN
Institutional Class Shares    $ 1,000.00    $ 1,020.16       1.00%      $ 5.09

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

---------------------------------------------------------------------------------------------------------------
                       POSITION(S)
                       HELD WITH THE
                       TRUST AND LENGTH
NAME, ADDRESS, AGE (1) OF TIME SERVED(2)    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS (3,4)
---------------------------------------------------------------------------------------------------------------
ROBERT NESHER          Chairman of the      SEI employee 1974 to present; currently performs various services
68 yrs. old            Board of Trustees    on behalf of SEI Investments for which Mr. Nesher is compen-
                       (Since 1991)         sated. Vice Chairman of the Advisors' Inner Circle Fund III and
                                            O'Connor EQUUS. President and Director of SEI Structured Credit
                                            Fund, LP. President and Chief Executive Officer of SEI Alpha Strat-
                                            egy Portfolios, LP, June 2007 to September 2013. President and
                                            Director of SEI Opportunity Fund, L.P. to 2010.
---------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN       Trustee              Self-Employed Consultant since 2003. Partner at Morgan, Lewis &
1701 Market Street     (Since 1991)         Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI
Philadelphia, PA 19103                      Investments, SIMC, the Administrator and the Distributor.
74 yrs. old
---------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS(4)
---------------------------------------------------------------------------------------------------------------
JOHN K. DARR           Trustee              Retired. CEO, Office of Finance, Federal Home Loan Banks, from
70 yrs. old            (Since 2008)         1992 to 2007.
---------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR.  Trustee              Self-employed consultant since January 2012. Director of Endow-
62 yrs. old            (Since 2011)         ments and Foundations, Morningstar Investment Management,
                                            Morningstar, Inc., February 2010 to May 2011; Director of Inter-
                                            national Consulting and Chief Executive Officer of Morningstar
                                            Associates Europe Limited, Morningstar, Inc., May 2007 to Feb-
                                            ruary 2010;
---------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3) DENOTES TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE FUND AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE DISTRIBUTOR AND/OR ITS AFFILIATES.
(4)  BOARD MEMBERS OVERSEE 40 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-CCM-SEIC. The following chart lists Trustees and Officers as of October 31, 2014.

--------------------------------------------------------------------------------
OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(5)
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured
Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets
Fund PLC, SEI Global Investments Fund PLC, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Advisors' Inner Circle Fund III, Bishop Street Funds, O'Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments--Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds. Director, The Korea Fund, Inc.
--------------------------------------------------------------------------------

(5) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                         POSITION(S)
                         HELD WITH THE
                         TRUST AND LENGTH
 NAME, ADDRESS, AGE (1)  OF TIME SERVED(2)     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 INDEPENDENT BOARD MEMBERS(3) (CONTINUED)
------------------------------------------------------------------------------------------------------------------
 MITCHELL A. JOHNSON     Trustee               Retired. Private investor and self-employed consultant (strategic
 72 yrs. old             (Since 2005)          investments) since 1994.
------------------------------------------------------------------------------------------------------------------
 BETTY L. KRIKORIAN      Trustee               Vice President, Compliance, AARP Financial Inc. from 2008-2010.
 71 yrs. old             (Since 2005)          Self-Employed Legal and Financial Services Consultant since 2003.
------------------------------------------------------------------------------------------------------------------
 BRUCE R. SPECA          Trustee               Global Head of Asset Allocation, Manulife Asset Management
 58 yrs. old             (Since 2011)          (subsidiary of Manulife Financial), June 2010 to May 2011; Ex-
                                               ecutive Vice President - Investment Management Services, John
                                               Hancock Financial Services (subsidiary of Manulife Financial), June
                                               2013 to June 2010.
------------------------------------------------------------------------------------------------------------------
 GEORGE J. SULLIVAN, JR. Trustee               Retired since January 2012. Self-employed Consultant, Newfound
 71 yrs. old             Lead Independent      Consultants Inc. April 1997 to December 2011.
                         Trustee
                         (Since 1999)
------------------------------------------------------------------------------------------------------------------
 OFFICERS
------------------------------------------------------------------------------------------------------------------
 MICHAEL BEATTIE         President             Director of Client Service at SEI from 2004 to 2011.Vice President
 49 yrs. old             (Since 2011)          at SEI from 2009 to November 2011.
------------------------------------------------------------------------------------------------------------------
 RAMI ABDEL- RAHMAN      Treasurer, Controller Director, SEI Investments, Fund Accounting since June 2014. Fund
 40 yrs. old             and Chief Financial   Accounting Director, BNY Mellon from 2006 to 2014.
                         Officer
                         (since 2014)
------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3)  BOARD MEMBERS OVERSEE 40 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER DIRECTORSHIPS HELD BY BOARD MEMBERS(4)
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, The KP
Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, Bishop
Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI's Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------
None.
--------------------------------------------------------------------------------

(4) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           POSITION(S)
                           HELD WITH THE
                           TRUST AND LENGTH
NAME, ADDRESS, AGE (1)     OF TIME SERVED(2)    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
OFFICERS(3) (CONTINUED)
------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY              Chief Compliance     Chief Compliance Officer of SEI Structured Credit Fund, LP since
51 yrs. old                Officer              2007. Chief Compliance Officer of SEI Opportunity Fund, L.P.,
                           (Since 2006)         SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI
                                                Institutional International Trust, SEI Institutional Investments
                                                Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Ex-
                                                empt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner
                                                Circle Fund II and Bishop Street Funds since 2006; SEI Adviser
                                                Managed Trust since 2010, New Covenant Funds since 2012;
                                                SEI Insurance Products Trust and The KP Funds since 2013; The
                                                Advisors' Inner Circle Fund III and O'Connor EQUUS since 2014.
------------------------------------------------------------------------------------------------------------------
DIANNE M. DESCOTEAUX       Vice President       Counsel at SEI Investments since 2010. Associate at Morgan,
37 yrs. old                and Secretary        Lewis & Bockius LLP from 2006 to 2010.
                           (Since 2011)
------------------------------------------------------------------------------------------------------------------
EDWARD McCUSKER            Privacy Officer      SEI's Private Banking 2008-2010. AML SEI Private Trust Compa-
30 yrs. old                (Since 2013)         ny 2010-2011. AML Manager of SEI Investments 2011-2013.
                           AML Officer          AML and Privacy Officer 2013.
                           (Since 2013)
------------------------------------------------------------------------------------------------------------------
JOHN MUNCH                 Vice President and   Attorney at SEI Investments Company since 2001.
43 yrs. old                Assistant Secretary
                           (Since 2012)
------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER             Vice President and   Attorney, SEI Investments Company (2012-present). Associate
36 yrs. old                Assistant Secretary  Counsel, The Glenmede Trust Company (2011-2012). Associate,
                           (Since 2013)         Drinker Biddle & Reath LLP (2006-2011).
------------------------------------------------------------------------------------------------------------------
JOHN Y. KIM                Vice President and   Attorney, SEI Investments Company (2014-present). Associate
33 yrs. old                Secretary            Stradley Ronon Stevens & Young (2009-2014).
                           (Since 2014)
------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3)  BOARD MEMBERS OVERSEE 40 FUNDS IN THE ADVISORS' INNER CIRCLE FUND II.

THE ADVISORS' INNER CIRCLE FUND II                              CARDINAL SMALL
                                                                CAP VALUE FUND
                                                                OCTOBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER DIRECTORSHIPS HELD BY OFFICER
--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------
None.

--------------------------------------------------------------------------------

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                         CARDINAL SMALL CAP VALUE FUND
                                   PO Box 588
                               Portland, ME 04112
                                 1-844-CCM-SEIC

                                    ADVISER:
                      Cardinal Capital Management, L.L.C.
                           Four Greenwich Office Park
                          Greenwich, Connecticut 06831

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

              This information must be preceded or accompanied by
                       a current prospectus for the Fund.



                                                                 CAR-AR-001-0100

ITEM 2.       CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                      2014                                                       2013
------------------------------------------------------------------------------------------------------------------------------------
                All fees and      All fees and         All other            All fees and      All fees and         All other
                services to       services to          fees and             services to       services to          fees and
                the Trust         service              services to          the Trust         service              services to
                that were         affiliates           that service         that were         affiliates that      service
                pre-              were pre-            affiliates that      pre-              were pre-            affiliates that
                approved          approved             did not require      approved          approved             did not require
                                                       pre-approval                                                pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit        $110,750             $0                   $0                $43,000              $0                   $0
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-          $0                $0                   $0                   $0                $0                   $0
    Related
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax             $0                $0                $200,000                $0                $0                   $0
    Fees
------------------------------------------------------------------------------------------------------------------------------------
(d) All             $0                $0                   $0                   $0                $0                   $0
    Other
    Fees
------------------------------------------------------------------------------------------------------------------------------------

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant 's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                    -------------------------------------------
                                            2014           2013
                    -------------------------------------------
                    Audit-Related Fees       0%             0%
                    -------------------------------------------
                    Tax Fees                 0%             0%
                    -------------------------------------------
                    All Other Fees           0%             0%
                    -------------------------------------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $200,000 and $0 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President
Date:  January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President
Date:  January 6, 2015



By (Signature and Title)*                 /s/ Rami Abdel-Rahman
                                          --------------------------------------
                                          Rami Abdel-Rahman, Treasurer,
                                          Controller & CFO
Date:  January 6, 2015


* Print the name and title of each signing officer under his or her signature.